Investment Objectives and Goals - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF	Nov. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF (the “Fund”) seeks track the performance, before fees and expenses, of the YA MarketVector Bitcoin & Ether Strategic Momentum Index (the “Index”).